Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Total
Balance at Dec. 31, 2017	$ 42	$ 1,357,776	$ 591,630		$ 1,949,448
Balance (in shares) at Dec. 31, 2017	415,700,000,000
Class B Unit expense		4,717			4,717
Net income (loss)			36,223		36,223
Balance at Dec. 31, 2018	$ 42	1,362,493	627,853	$ 1,990,388
Balance (in shares) at Dec. 31, 2018	415,700,000
Class B Unit expense		(14,880)			(14,880)
Net income (loss)			9,710		9,710
Balance at Dec. 31, 2019	$ 42	1,347,613	637,563	1,985,218	1,985,218
Balance (in shares) at Dec. 31, 2019	415,700,000
Effect of the Mergers (Note 4)	$ 13	(548,636)			(548,623)
Effect of the mergers (Note 4) (in shares)	128,806,148
Private Placement Warrants and unvested founder shares (Note 10)	$ (2)	(142,017)			(142,019)
Private Placement Warrants and unvested founder shares (Note 10) (in shares)	(12,404,080)
PIPE Investment, net of costs (Note 4)	$ 13	1,467,396			1,467,409
PIPE Investment, net of costs (Note 4) (in shares)	132,050,000
Class B Unit expense		405,843			405,843
2020 Omnibus Incentive Plan (Note 15)		211		$ (117)	94
2020 Omnibus Incentive Plan (Note 15) (in shares)	31,250			(13,087)
Treasury stock purchases				$ (89,493)	(89,493)
Treasury stock purchases (in shares)				(9,094,876)
Net income (loss)			(520,564)		(520,564)
Balance at Dec. 31, 2020	$ 66	$ 2,530,410	$ 116,999	$ (89,610)	$ 2,557,865
Balance (in shares) at Dec. 31, 2020	664,183,318			(9,107,963)